UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class A [LBWAX]	Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$117	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 12.05%. The Fund compares its performance to the Russell 1000 Value Index, which returned 9.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Finance was by far the leading contributor as continued strength in economic growth and resilience of the economy benefited this low valuation sector. An average 9% overweight relative to the benchmark and over 7% excess performance was driven by banks and financial services. JPMorgan Chase led the increase with a double benchmark weight and over 50% return.

↑	Overweight and outperformance in biotechnology combined with an underweight in poor performing life science benefiting health care and counterbalancing a lag in health care services.
↑
Overweight to low price to earnings and underweight to high price to earnings drove performance relative to the benchmark despite the strong gains to growth and mega cap technology in the broad market.

Top detractors from performance:
↓
Health care services underperformed driven by holdings in United Health Care which declined significantly as the market focused on a Department of Justice investigation, allegations of Medicare fraud and the CEO stepping down. The position was sold in the third quarter.

↓
Communications overweight and underperformance detracted from returns. The addition of high valuation Alphabet Inc., aka Google, being added to the benchmark, hurt performance as it did not meet our valuation criteria and outperformed.

↓
Overweight positions in consumer discretionary stocks detracted as this sector lagged the market.    Positions in home builders lagged as economic concerns and high material prices depressed home builders.

BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7014-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	12.05	15.63	11.21
Class A (with sales charge)	5.87	14.27	10.55
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$98,009,991
Total Number of Portfolio Holdings	233
Total Management Fee Paid	$730,718
Portfolio Turnover Rate	57%
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 2	7014-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 3	7014-ATSR-1125

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class C [LBWCX]	Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$195	1.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 11.23%. The Fund compares its performance to the Russell 1000 Value Index, which returned 9.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Finance was by far the leading contributor as continued strength in economic growth and resilience of the economy benefited this low valuation sector. An average 9% overweight relative to the benchmark and over 7% excess performance was driven by banks and financial services. JPMorgan Chase led the increase with a double benchmark weight and over 50% return.

↑	Overweight and outperformance in biotechnology combined with an underweight in poor performing life science benefiting health care and counterbalancing a lag in health care services.
↑
Overweight to low price to earnings and underweight to high price to earnings drove performance relative to the benchmark despite the strong gains to growth and mega cap technology in the broad market.

Top detractors from performance:
↓
Health care services underperformed driven by holdings in United Health Care which declined significantly as the market focused on a Department of Justice investigation, allegations of Medicare fraud and the CEO stepping down. The position was sold in the third quarter.

↓
Communications overweight and underperformance detracted from returns. The addition of high valuation Alphabet Inc., aka Google, being added to the benchmark, hurt performance as it did not meet our valuation criteria and outperformed.

↓
Overweight positions in consumer discretionary stocks detracted as this sector lagged the market.    Positions in home builders lagged as economic concerns and high material prices depressed home builders.

BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7015-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	11.23	14.80	10.48
Class C (with sales charge)	10.23	14.80	10.48
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$98,009,991
Total Number of Portfolio Holdings	233
Total Management Fee Paid	$730,718
Portfolio Turnover Rate	57%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 2	7015-ATSR-1125

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 3	7015-ATSR-1125

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class R [LBDRX]	Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$143	1.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 11.73%. The Fund compares its performance to the Russell 1000 Value Index, which returned 9.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Finance was by far the leading contributor as continued strength in economic growth and resilience of the economy benefited this low valuation sector. An average 9% overweight relative to the benchmark and over 7% excess performance was driven by banks and financial services. JPMorgan Chase led the increase with a double benchmark weight and over 50% return.

↑	Overweight and outperformance in biotechnology combined with an underweight in poor performing life science benefiting health care and counterbalancing a lag in health care services.
↑
Overweight to low price to earnings and underweight to high price to earnings drove performance relative to the benchmark despite the strong gains to growth and mega cap technology in the broad market.

Top detractors from performance:
↓
Health care services underperformed driven by holdings in United Health Care which declined significantly as the market focused on a Department of Justice investigation, allegations of Medicare fraud and the CEO stepping down. The position was sold in the third quarter.

↓
Communications overweight and underperformance detracted from returns. The addition of high valuation Alphabet Inc., aka Google, being added to the benchmark, hurt performance as it did not meet our valuation criteria and outperformed.

↓
Overweight positions in consumer discretionary stocks detracted as this sector lagged the market.    Positions in home builders lagged as economic concerns and high material prices depressed home builders.

BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7128-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	11.73	15.34	10.93
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$98,009,991
Total Number of Portfolio Holdings	233
Total Management Fee Paid	$730,718
Portfolio Turnover Rate	57%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 2	7128-ATSR-1125

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 3	7128-ATSR-1125

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class I [LBWIX]	Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$85	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class I shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 12.38%. The Fund compares its performance to the Russell 1000 Value Index, which returned 9.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Finance was by far the leading contributor as continued strength in economic growth and resilience of the economy benefited this low valuation sector. An average 9% overweight relative to the benchmark and over 7% excess performance was driven by banks and financial services. JPMorgan Chase led the increase with a double benchmark weight and over 50% return.

↑	Overweight and outperformance in biotechnology combined with an underweight in poor performing life science benefiting health care and counterbalancing a lag in health care services.
↑
Overweight to low price to earnings and underweight to high price to earnings drove performance relative to the benchmark despite the strong gains to growth and mega cap technology in the broad market.

Top detractors from performance:
↓
Health care services underperformed driven by holdings in United Health Care which declined significantly as the market focused on a Department of Justice investigation, allegations of Medicare fraud and the CEO stepping down. The position was sold in the third quarter.

↓
Communications overweight and underperformance detracted from returns. The addition of high valuation Alphabet Inc., aka Google, being added to the benchmark, hurt performance as it did not meet our valuation criteria and outperformed.

↓
Overweight positions in consumer discretionary stocks detracted as this sector lagged the market.    Positions in home builders lagged as economic concerns and high material prices depressed home builders.

BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7018-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class I	12.38	15.98	11.54
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$98,009,991
Total Number of Portfolio Holdings	233
Total Management Fee Paid	$730,718
Portfolio Turnover Rate	57%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 2	7018-ATSR-1125

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 3	7018-ATSR-1125

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class IS [LBISX]	Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$74	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class IS shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 12.42%. The Fund compares its performance to the Russell 1000 Value Index, which returned 9.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Finance was by far the leading contributor as continued strength in economic growth and resilience of the economy benefited this low valuation sector. An average 9% overweight relative to the benchmark and over 7% excess performance was driven by banks and financial services. JPMorgan Chase led the increase with a double benchmark weight and over 50% return.

↑	Overweight and outperformance in biotechnology combined with an underweight in poor performing life science benefiting health care and counterbalancing a lag in health care services.
↑
Overweight to low price to earnings and underweight to high price to earnings drove performance relative to the benchmark despite the strong gains to growth and mega cap technology in the broad market.

Top detractors from performance:
↓
Health care services underperformed driven by holdings in United Health Care which declined significantly as the market focused on a Department of Justice investigation, allegations of Medicare fraud and the CEO stepping down. The position was sold in the third quarter.

↓
Communications overweight and underperformance detracted from returns. The addition of high valuation Alphabet Inc., aka Google, being added to the benchmark, hurt performance as it did not meet our valuation criteria and outperformed.

↓
Overweight positions in consumer discretionary stocks detracted as this sector lagged the market.    Positions in home builders lagged as economic concerns and high material prices depressed home builders.

BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7025-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class IS	12.42	16.08	11.65
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$98,009,991
Total Number of Portfolio Holdings	233
Total Management Fee Paid	$730,718
Portfolio Turnover Rate	57%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 2	7025-ATSR-1125

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 3	7025-ATSR-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2024 and September 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $153,848 in September 30, 2024 and $155,386 in September 30, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in September 30, 2024 and $0 in September 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $39,750 in September 30, 2024 and $39,750 in September 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in September 30, 2024 and $0 in September 30, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,137,291 in September 30, 2024 and $1,099,423 in September 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BrandywineGLOBAL —
Diversified US Large Cap Value Fund
Financial Statements and Other Important Information
Annual  | September 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
September 30, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.1%
Communication Services — 7.6%
Diversified Telecommunication Services — 4.3%
AT&T Inc.	77,174	$2,179,394
Verizon Communications Inc.	45,511	2,000,208
Total Diversified Telecommunication Services		4,179,602
Entertainment — 1.9%
Walt Disney Co.	16,500	1,889,250
Interactive Media & Services — 0.1%
Match Group Inc.	2,648	93,527
Media — 1.3%
Comcast Corp., Class A Shares	31,607	993,092
Fox Corp., Class A Shares	2,997	188,991
News Corp., Class A Shares	4,100	125,911
Total Media		1,307,994

Total Communication Services		7,470,373
Consumer Discretionary — 6.6%
Automobile Components — 0.1%
BorgWarner Inc.	2,022	88,887
Automobiles — 1.2%
Ford Motor Co.	42,100	503,516
General Motors Co.	10,428	635,795
Total Automobiles		1,139,311
Broadline Retail — 0.5%
Dillard’s Inc., Class A Shares	100	61,448
eBay Inc.	4,967	451,749
Total Broadline Retail		513,197
Distributors — 0.3%
Genuine Parts Co.	1,500	207,900
LKQ Corp.	2,600	79,404
Total Distributors		287,304
Diversified Consumer Services — 0.1%
ADT Inc.	6,969	60,700
H&R Block Inc.	1,217	61,544
Total Diversified Consumer Services		122,244
Hotels, Restaurants & Leisure — 0.5%
Darden Restaurants Inc.	700	133,252
Expedia Group Inc.	1,290	275,737
MGM Resorts International	2,900	100,514 *
Total Hotels, Restaurants & Leisure		509,503
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Schedule of Investments (cont’d)
September 30, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — 1.2%
DR Horton Inc.	1,800	$305,046
Lennar Corp., Class A Shares	1,400	176,456
Mohawk Industries Inc.	100	12,892 *
NVR Inc.	16	128,555 *
PulteGroup Inc.	2,535	334,950
Toll Brothers Inc.	882	121,839
TopBuild Corp.	300	117,258 *
Total Household Durables		1,196,996
Leisure Products — 0.1%
Hasbro Inc.	1,217	92,309
Specialty Retail — 2.6%
AutoNation Inc.	714	156,202 *
Gap Inc.	3,800	81,282
Lithia Motors Inc.	252	79,632
Lowe’s Cos. Inc.	6,508	1,635,526
Penske Automotive Group Inc.	688	119,650
Ulta Beauty Inc.	435	237,836 *
Williams-Sonoma Inc.	1,200	234,540
Total Specialty Retail		2,544,668

Total Consumer Discretionary		6,494,419
Consumer Staples — 6.4%
Beverages — 1.7%
Coca-Cola Consolidated Inc.	860	100,757
Keurig Dr Pepper Inc.	14,662	374,028
Molson Coors Beverage Co., Class B Shares	1,900	85,975
PepsiCo Inc.	8,198	1,151,327
Total Beverages		1,712,087
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos. Inc., Class A Shares	6,000	105,060
Dollar General Corp.	1,300	134,355
Dollar Tree Inc.	2,000	188,740 *
Kroger Co.	7,138	481,172
Sysco Corp.	5,267	433,685
Total Consumer Staples Distribution & Retail		1,343,012
Food Products — 1.4%
Hormel Foods Corp.	1,050	25,977
Ingredion Inc.	647	79,005
JM Smucker Co.	200	21,720
Kraft Heinz Co.	10,900	283,836
Mondelez International Inc., Class A Shares	12,000	749,640
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
Tyson Foods Inc., Class A Shares	3,100	$168,330
Total Food Products		1,328,508
Household Products — 0.5%
Kimberly-Clark Corp.	3,613	449,241
Personal Care Products — 0.2%
Kenvue Inc.	14,006	227,317
Tobacco — 1.2%
Altria Group Inc.	18,145	1,198,659

Total Consumer Staples		6,258,824
Energy — 6.7%
Energy Equipment & Services — 0.7%
Baker Hughes Co.	9,954	484,959
TechnipFMC PLC	3,959	156,183
Total Energy Equipment & Services		641,142
Oil, Gas & Consumable Fuels — 6.0%
Antero Midstream Corp.	5,205	101,185
Antero Resources Corp.	1,900	63,764 *
APA Corp.	2,200	53,416
EOG Resources Inc.	5,838	654,556
Exxon Mobil Corp.	25,600	2,886,400
HF Sinclair Corp.	2,000	104,680
Kinder Morgan Inc.	24,013	679,808
Ovintiv Inc.	2,800	113,064
Phillips 66	4,400	598,488
Range Resources Corp.	2,615	98,429
Valero Energy Corp.	3,400	578,884
Total Oil, Gas & Consumable Fuels		5,932,674

Total Energy		6,573,816
Financials — 31.5%
Banks — 14.9%
Bank of America Corp.	54,374	2,805,155
Citigroup Inc.	13,000	1,319,500
Citizens Financial Group Inc.	3,459	183,880
Comerica Inc.	800	54,816
Commerce Bancshares Inc.	969	57,907
Cullen/Frost Bankers Inc.	378	47,919
East-West Bancorp Inc.	1,008	107,302
Fifth Third Bancorp	4,356	194,060
First Citizens BancShares Inc., Class A Shares	111	198,597
First Horizon Corp.	2,900	65,569
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Schedule of Investments (cont’d)
September 30, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Huntington Bancshares Inc.	10,889	$188,053
JPMorgan Chase & Co.	16,702	5,268,312
M&T Bank Corp.	1,100	217,382
PNC Financial Services Group Inc.	3,123	627,504
Popular Inc.	100	12,701
Regions Financial Corp.	6,885	181,558
Truist Financial Corp.	7,300	333,756
US Bancorp	8,700	420,471
Webster Financial Corp.	1,303	77,450
Wells Fargo & Co.	25,647	2,149,732
Western Alliance Bancorp	200	17,344
Zions Bancorp NA	688	38,927
Total Banks		14,567,895
Capital Markets — 7.2%
Ameriprise Financial Inc.	885	434,756
Bank of New York Mellon Corp.	6,129	667,816
Carlyle Group Inc.	3,300	206,910
Goldman Sachs Group Inc.	2,679	2,133,422
Invesco Ltd.	2,122	48,679
Jefferies Financial Group Inc.	1,911	125,018
Morgan Stanley	13,802	2,193,966
Northern Trust Corp.	1,869	251,567
Raymond James Financial Inc.	1,953	337,088
SEI Investments Co.	1,166	98,935
State Street Corp.	2,719	315,431
Stifel Financial Corp.	798	90,549
T. Rowe Price Group Inc.	1,679	172,332
Total Capital Markets		7,076,469
Consumer Finance — 0.3%
Ally Financial Inc.	2,115	82,908
Synchrony Financial	3,635	258,267
Total Consumer Finance		341,175
Financial Services — 1.1%
Apollo Global Management Inc.	4,240	565,065
Corebridge Financial Inc.	5,000	160,250
Corpay Inc.	504	145,182 *
Equitable Holdings Inc.	3,249	164,984
Voya Financial Inc.	420	31,416
Total Financial Services		1,066,897
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 8.0%
Aflac Inc.	4,886	$545,766
Allstate Corp.	600	128,790
American Financial Group Inc.	588	85,683
American International Group Inc.	5,471	429,692
Arch Capital Group Ltd.	2,787	252,865
Assurant Inc.	478	103,535
Axis Capital Holdings Ltd.	700	67,060
Chubb Ltd.	3,665	1,034,446
Cincinnati Financial Corp.	1,375	217,387
Everest Group Ltd.	410	143,594
Fidelity National Financial Inc.	2,115	127,936
Globe Life Inc.	200	28,594
Hartford Insurance Group Inc.	2,677	357,085
Loews Corp.	2,005	201,282
Markel Group Inc.	84	160,554 *
MetLife Inc.	6,215	511,930
Old Republic International Corp.	2,340	99,380
Primerica Inc.	293	81,334
Principal Financial Group Inc.	2,089	173,199
Progressive Corp.	3,967	979,651
Prudential Financial Inc.	2,872	297,941
Reinsurance Group of America Inc.	547	105,095
RenaissanceRe Holdings Ltd.	400	101,572
Travelers Cos. Inc.	3,291	918,913
Unum Group	1,511	117,526
Willis Towers Watson PLC	798	275,669
WR Berkley Corp.	3,517	269,473
Total Insurance		7,815,952

Total Financials		30,868,388
Health Care — 16.3%
Biotechnology — 4.8%
AbbVie Inc.	7,666	1,774,986
Amgen Inc.	4,700	1,326,340
Exelixis Inc.	2,900	119,770 *
Gilead Sciences Inc.	10,597	1,176,267
Halozyme Therapeutics Inc.	1,100	80,674 *
Roivant Sciences Ltd.	6,800	102,884 *
United Therapeutics Corp.	420	176,068 *
Total Biotechnology		4,756,989
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Schedule of Investments (cont’d)
September 30, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — 1.8%
GE HealthCare Technologies Inc.	2,700	$202,770
Medtronic PLC	13,826	1,316,788
Zimmer Biomet Holdings Inc.	2,100	206,850
Total Health Care Equipment & Supplies		1,726,408
Health Care Providers & Services — 5.4%
Cardinal Health Inc.	2,300	361,008
Cencora Inc.	2,122	663,189
Cigna Group	2,919	841,402
CVS Health Corp.	11,500	866,985
DaVita Inc.	814	108,156 *
HCA Healthcare Inc.	3,123	1,331,022
Henry Schein Inc.	1,290	85,617 *
Humana Inc.	700	182,119
Labcorp Holdings Inc.	882	253,187
Quest Diagnostics Inc.	1,303	248,326
Tenet Healthcare Corp.	955	193,903 *
Universal Health Services Inc., Class B Shares	714	145,970
Total Health Care Providers & Services		5,280,884
Pharmaceuticals — 4.3%
Jazz Pharmaceuticals PLC	500	65,900 *
Johnson & Johnson	21,999	4,079,055
Royalty Pharma PLC, Class A Shares	2,600	91,728
Total Pharmaceuticals		4,236,683

Total Health Care		16,000,964
Industrials — 8.5%
Aerospace & Defense — 1.2%
General Dynamics Corp.	2,500	852,500
Huntington Ingalls Industries Inc.	400	115,164
Textron Inc.	2,157	182,245
Total Aerospace & Defense		1,149,909
Air Freight & Logistics — 0.2%
Expeditors International of Washington Inc.	1,500	183,885
Building Products — 0.4%
Allegion PLC	855	151,634
AO Smith Corp.	1,200	88,092
Masco Corp.	2,452	172,597
Total Building Products		412,323
Electrical Equipment — 0.2%
Acuity Inc.	352	121,225
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
Regal Rexnord Corp.	700	$100,408
Total Electrical Equipment		221,633
Ground Transportation — 1.4%
CSX Corp.	18,805	667,765
Norfolk Southern Corp.	2,100	630,861
U-Haul Holding Co.	127	7,248 *
U-Haul Holding Co., Non Voting Shares	1,922	97,830
Total Ground Transportation		1,403,704
Industrial Conglomerates — 0.9%
3M Co.	5,738	890,423
Machinery — 2.1%
AGCO Corp.	800	85,656
CNH Industrial NV	12,600	136,710
Cummins Inc.	1,275	538,522
Donaldson Co. Inc.	1,282	104,932
Dover Corp.	1,008	168,165
Middleby Corp.	578	76,833 *
Mueller Industries Inc.	1,240	125,376
Oshkosh Corp.	688	89,234
PACCAR Inc.	5,655	556,000
Snap-on Inc.	563	195,096
Toro Co.	200	15,240
Total Machinery		2,091,764
Passenger Airlines — 0.9%
Delta Air Lines Inc.	5,541	314,452
Southwest Airlines Co.	5,700	181,887
United Airlines Holdings Inc.	3,497	337,460 *
Total Passenger Airlines		833,799
Professional Services — 0.5%
CACI International Inc., Class A Shares	200	99,756 *
Genpact Ltd.	1,869	78,292
Leidos Holdings Inc.	1,375	259,820
Total Professional Services		437,868
Trading Companies & Distributors — 0.7%
United Rentals Inc.	659	629,121
WESCO International Inc.	463	97,925
Total Trading Companies & Distributors		727,046

Total Industrials		8,352,354
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Schedule of Investments (cont’d)
September 30, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Information Technology — 6.7%
Communications Equipment — 2.3%
Cisco Systems Inc.	33,061	$2,262,034
Electronic Equipment, Instruments & Components — 0.3%
CDW Corp.	800	127,424
TD SYNNEX Corp.	855	140,006
Total Electronic Equipment, Instruments & Components		267,430
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A Shares	5,325	357,148
Twilio Inc., Class A Shares	900	90,081 *
Total IT Services		447,229
Semiconductors & Semiconductor Equipment — 2.7%
Applied Materials Inc.	1,700	348,058
First Solar Inc.	1,200	264,636 *
QUALCOMM Inc.	11,863	1,973,529
Skyworks Solutions Inc.	300	23,094
Total Semiconductors & Semiconductor Equipment		2,609,317
Software — 0.2%
Dropbox Inc., Class A Shares	2,232	67,428 *
Gen Digital Inc.	6,674	189,475
Total Software		256,903
Technology Hardware, Storage & Peripherals — 0.8%
Dell Technologies Inc., Class C Shares	3,700	524,549
NetApp Inc.	2,000	236,920
Total Technology Hardware, Storage & Peripherals		761,469

Total Information Technology		6,604,382
Materials — 4.2%
Chemicals — 1.1%
Albemarle Corp.	700	56,756
CF Industries Holdings Inc.	1,769	158,679
Corteva Inc.	7,379	499,042
Mosaic Co.	3,252	112,779
PPG Industries Inc.	2,322	244,066
Total Chemicals		1,071,322
Construction Materials — 0.8%
CRH PLC	6,800	815,320
Containers & Packaging — 0.5%
Ball Corp.	3,000	151,260
Crown Holdings Inc.	1,259	121,607
Packaging Corp. of America	900	196,137
Total Containers & Packaging		469,004
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — 1.8%
Newmont Corp.	11,200	$944,272
Nucor Corp.	2,500	338,575
Reliance Inc.	588	165,128
Steel Dynamics Inc.	1,948	271,609
Total Metals & Mining		1,719,584

Total Materials		4,075,230
Real Estate — 0.2%
Real Estate Management & Development — 0.2%
Jones Lang LaSalle Inc.	500	149,140 *

Utilities — 3.4%
Electric Utilities — 2.4%
Duke Energy Corp.	6,717	831,229
Evergy Inc.	2,515	191,190
FirstEnergy Corp.	5,300	242,846
NRG Energy Inc.	1,922	311,268
OGE Energy Corp.	1,822	84,304
PPL Corp.	7,408	275,281
Southern Co.	4,367	413,861
Total Electric Utilities		2,349,979
Gas Utilities — 0.1%
National Fuel Gas Co.	900	83,133
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	4,300	56,588
Multi-Utilities — 0.8%
DTE Energy Co.	2,100	297,003
Public Service Enterprise Group Inc.	4,576	381,913
WEC Energy Group Inc.	1,217	139,456
Total Multi-Utilities		818,372

Total Utilities		3,308,072
Total Common Stocks (Cost — $68,469,608)		96,155,962
Investments in Underlying Funds — 1.4%
iShares Trust — iShares Russell 1000 Value ETF (Cost — $1,313,934)	6,900	1,404,771
Total Investments before Short-Term Investments (Cost — $69,783,542)		97,560,733
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Schedule of Investments (cont’d)
September 30, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.7%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $634,745)	4.013%	634,745	$634,745 (a)(b)
Total Investments — 100.2% (Cost — $70,418,287)			98,195,478
Liabilities in Excess of Other Assets — (0.2)%			(185,487)
Total Net Assets — 100.0%			$98,009,991

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated
Companies was $634,745 and the cost was $634,745 (Note 8).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Statement of Assets and Liabilities
September 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $69,783,542)	$97,560,733
Investments in affiliated securities, at value (Cost — $634,745)	634,745
Dividends receivable from unaffiliated investments	75,863
Receivable for Fund shares sold	25,347
Dividends receivable from affiliated investments	1,746
Other assets	55,293
Prepaid expenses	40,697
Total Assets	98,394,424
Liabilities:
Payable for securities purchased	121,639
Fund accounting fees payable	56,333
Trustees’ fees payable	55,792
Audit and tax fees payable	37,193
Transfer agent fees payable	26,218
Investment management fee payable	25,891
Payable for Fund shares repurchased	24,676
Service and/or distribution fees payable	17,308
Accrued expenses	19,383
Total Liabilities	384,433
Total Net Assets	$98,009,991
Net Assets:
Par value (Note 7)	$43
Paid-in capital in excess of par value	60,869,322
Total distributable earnings (loss)	37,140,626
Total Net Assets	$98,009,991
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Statement of Assets and Liabilities (cont’d)
September 30, 2025
Net Assets:
Class A	$75,568,777
Class C	$2,032,544
Class R	$769,484
Class I	$7,164,523
Class IS	$12,474,663
Shares Outstanding:
Class A	3,351,296
Class C	91,559
Class R	34,211
Class I	316,713
Class IS	551,667
Net Asset Value:
Class A (and redemption price)	$22.55
Class C*	$22.20
Class R (and redemption price)	$22.49
Class I (and redemption price)	$22.62
Class IS (and redemption price)	$22.61
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$23.86

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Statement of Operations
For the Year Ended September 30, 2025

Investment Income:
Dividends from unaffiliated investments	$3,556,272
Dividends from affiliated investments	38,195
Total Investment Income	3,594,467
Expenses:
Investment management fee (Note 2)	933,842
Service and/or distribution fees (Notes 2 and 5)	192,683
Transfer agent fees (Notes 2 and 5)	104,582
Registration fees	80,754
Fund accounting fees	66,607
Legal fees	44,231
Audit and tax fees	38,193
Shareholder reports	24,798
Fees recaptured by investment manager (Note 2)	8,168
Trustees’ fees	5,965
Insurance	1,680
Interest expense	1,524
Custody fees	1,446
Commitment fees (Note 9)	1,440
Miscellaneous expenses	11,123
Total Expenses	1,517,036
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(203,124)
Net Expenses	1,313,912
Net Investment Income	2,280,555
Realized and Unrealized Gain (Loss) on Investments (Notes 1, 3 and 10):
Net Realized Gain From Unaffiliated Investment Transactions	57,277,182
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(43,648,466)
Net Gain on Investments	13,628,716
Increase in Net Assets From Operations	$15,909,271
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended September 30,	2025	2024
Operations:
Net investment income	$2,280,555	$4,375,654
Net realized gain	57,277,182	17,527,104
Change in net unrealized appreciation (depreciation)	(43,648,466)	37,037,856
Increase in Net Assets From Operations	15,909,271	58,940,614
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(20,888,714)	(4,182,026)
Decrease in Net Assets From Distributions to Shareholders	(20,888,714)	(4,182,026)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	26,209,510	69,894,168
Reinvestment of distributions	20,884,892	4,172,012
Cost of shares repurchased	(68,573,931)	(84,815,762)
Shares redeemed in-kind (Note 10)	(123,943,591)	—
Decrease in Net Assets From Fund Share Transactions	(145,423,120)	(10,749,582)
Increase (Decrease) in Net Assets	(150,402,563)	44,009,006
Net Assets:
Beginning of year	248,412,554	204,403,548
End of year	$98,009,991	$248,412,554
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$22.26	$17.65	$17.35	$21.65	$16.66
Income (loss) from operations:
Net investment income	0.29	0.31	0.31	0.29	0.25
Net realized and unrealized gain (loss)	2.19	4.61	2.41	(2.08)	6.00
Total income (loss) from operations	2.48	4.92	2.72	(1.79)	6.25
Less distributions from:
Net investment income	(0.33)	(0.29)	(0.31)	(0.16)	(0.37)
Net realized gains	(1.86)	(0.02)	(2.11)	(2.35)	(0.89)
Total distributions	(2.19)	(0.31)	(2.42)	(2.51)	(1.26)
Net asset value, end of year	$22.55	$22.26	$17.65	$17.35	$21.65
Total return[2]	12.05%[3]	28.20%	15.31%	(9.62)%	38.09%
Net assets, end of year (000s)	$75,569	$67,801	$57,178	$43,784	$44,626
Ratios to average net assets:
Gross expenses	1.24%[4]	1.16%[4]	1.21%	1.18%	1.18%
Net expenses[5,6,7]	1.10 [4]	1.10 [4]	1.10	1.10	1.09
Net investment income	1.36	1.56	1.72	1.45	1.16
Portfolio turnover rate	57%[8]	75%	58%	62%[8]	75%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 11.80% for the year ended September 30, 2025.
[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]
As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement is expected to continue until December 31, 2026, but may be terminated at any time by the manager.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$21.94	$17.33	$17.18	$21.48	$16.61
Income (loss) from operations:
Net investment income	0.12	0.16	0.18	0.15	0.10
Net realized and unrealized gain (loss)	2.16	4.55	2.39	(2.07)	5.96
Total income (loss) from operations	2.28	4.71	2.57	(1.92)	6.06
Less distributions from:
Net investment income	(0.16)	(0.08)	(0.31)	(0.03)	(0.30)
Net realized gains	(1.86)	(0.02)	(2.11)	(2.35)	(0.89)
Total distributions	(2.02)	(0.10)	(2.42)	(2.38)	(1.19)
Net asset value, end of year	$22.20	$21.94	$17.33	$17.18	$21.48
Total return[2]	11.23%[3]	27.21%	14.44%	(10.22)%	37.16%
Net assets, end of year (000s)	$2,033	$1,297	$1,780	$411	$127
Ratios to average net assets:
Gross expenses	1.99%	1.91%	1.94%[4]	1.98%	2.21%
Net expenses[5,6,7]	1.85	1.84	1.85 [4]	1.85	1.85
Net investment income	0.59	0.83	1.01	0.76	0.50
Portfolio turnover rate	57%[8]	75%	58%	62%[8]	75%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 11.03% for the year ended September 30, 2025.
[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]
As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement is expected to continue until December 31, 2026, but may be terminated at any time by the manager.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class R Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$22.22	$17.62	$17.33	$21.53	$16.58
Income (loss) from operations:
Net investment income	0.23	0.26	0.26	0.24	0.20
Net realized and unrealized gain (loss)	2.18	4.61	2.41	(2.09)	5.97
Total income (loss) from operations	2.41	4.87	2.67	(1.85)	6.17
Less distributions from:
Net investment income	(0.28)	(0.25)	(0.27)	(0.00)[2]	(0.33)
Net realized gains	(1.86)	(0.02)	(2.11)	(2.35)	(0.89)
Total distributions	(2.14)	(0.27)	(2.38)	(2.35)	(1.22)
Net asset value, end of year	$22.49	$22.22	$17.62	$17.33	$21.53
Total return[3]	11.73%[4]	27.93%	14.98%	(9.83)%	37.74%
Net assets, end of year (000s)	$769	$281	$209	$146	$198
Ratios to average net assets:
Gross expenses	1.54%	1.52%	1.57%	1.59%	1.62%
Net expenses[5,6,7]	1.35	1.35	1.35	1.35	1.35
Net investment income	1.09	1.30	1.46	1.19	0.97
Portfolio turnover rate	57%[8]	75%	58%	62%[8]	75%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 11.63% for the year ended September 30, 2025.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]
As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement is expected to continue until December 31, 2026, but may be terminated at any time by the manager.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$22.31	$17.69	$17.37	$21.66	$16.70
Income (loss) from operations:
Net investment income	0.35	0.37	0.36	0.35	0.32
Net realized and unrealized gain (loss)	2.20	4.61	2.43	(2.09)	6.00
Total income (loss) from operations	2.55	4.98	2.79	(1.74)	6.32
Less distributions from:
Net investment income	(0.38)	(0.34)	(0.36)	(0.20)	(0.47)
Net realized gains	(1.86)	(0.02)	(2.11)	(2.35)	(0.89)
Total distributions	(2.24)	(0.36)	(2.47)	(2.55)	(1.36)
Net asset value, end of year	$22.62	$22.31	$17.69	$17.37	$21.66
Total return[2]	12.38%[3]	28.56%	15.65%	(9.34)%	38.51%
Net assets, end of year (000s)	$7,165	$7,118	$28,570	$20,648	$9,048
Ratios to average net assets:
Gross expenses	0.94%[4]	0.88%	0.89%[4]	0.88%	0.84%
Net expenses[5,6]	0.80 [4]	0.80	0.80 [4]	0.80	0.80
Net investment income	1.67	1.91	1.99	1.77	1.54
Portfolio turnover rate	57%[7]	75%	58%	62%[7]	75%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 12.13% for the year ended September 30, 2025.
[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$22.33	$17.70	$17.39	$21.66	$16.71
Income (loss) from operations:
Net investment income	0.40	0.39	0.38	0.36	0.33
Net realized and unrealized gain (loss)	2.15	4.62	2.42	(2.07)	6.01
Total income (loss) from operations	2.55	5.01	2.80	(1.71)	6.34
Less distributions from:
Net investment income	(0.41)	(0.36)	(0.38)	(0.21)	(0.50)
Net realized gains	(1.86)	(0.02)	(2.11)	(2.35)	(0.89)
Total distributions	(2.27)	(0.38)	(2.49)	(2.56)	(1.39)
Net asset value, end of year	$22.61	$22.33	$17.70	$17.39	$21.66
Total return[2]	12.42%[3]	28.74%	15.77%	(9.25)%	38.64%
Net assets, end of year (000s)	$12,475	$171,915	$116,667	$93,704	$257,706
Ratios to average net assets:
Gross expenses	0.84%	0.76%	0.79%	0.75%	0.72%
Net expenses[4,5]	0.70	0.70	0.70	0.70	0.70
Net investment income	1.85	1.95	2.12	1.73	1.62
Portfolio turnover rate	57%[6]	75%	58%	62%[6]	75%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 10.43% for the year ended September 30, 2025.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$96,155,962	—	—	$96,155,962
Investments in Underlying Funds	1,404,771	—	—	1,404,771
Total Long-Term Investments	97,560,733	—	—	97,560,733
Short-Term Investments†	634,745	—	—	634,745
Total Investments	$98,195,478	—	—	$98,195,478

†	See Schedule of Investments for additional detailed categorizations.
(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(c) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(d) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(e) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April  1, 2025, credits earned, if any, are recognized as income.
(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(46,130,513)	$46,130,513
(a)
Reclassifications are due to  book/tax differences in the treatment of an in-kind distribution of securities; distributions paid in connection with the redemption of Fund shares and book/tax differences in the treatment of various items.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.15%, 1.90%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C and Class R shares did not exceed 1.10%, 1.85% and 1.35%, respectively. These arrangements are expected to continue until December 31, 2026, but may be terminated at any time by FTFA.
During the year ended September 30, 2025, fees waived and/or expenses reimbursed amounted to $203,124, which included an affiliated money market fund waiver of $1,008.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Pursuant to these arrangements, at September 30, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires September 30, 2026	$60,410	$1,699	$417	$22,337	$95,939
Expires September 30, 2027	38,521	866	416	15,409	96,536
Expires September 30, 2028	98,065	2,313	616	10,592	90,530
Total fee waivers/expense reimbursements subject to recapture	$196,996	$4,878	$1,449	$48,338	$283,005
For the year ended September 30, 2025, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

	Class A	Class I
FTFA recaptured	$4,712	$3,456
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended September 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $9,597 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended September 30, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$25,914	—
CDSCs	267	$42
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$81,521,515
Sales	121,331,123 *

*	Excludes value of securities delivered as a result of redemptions in-kind totaling $122,941,767 (Note 10).
At September 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$70,502,543	$28,850,896	$(1,157,961)	$27,692,935
4. Derivative instruments and hedging activities
During the year ended September 30, 2025, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended September 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$174,558	$97,550
Class C	16,471	2,370
Class R	1,654	624
Class I	—	3,852
Class IS	—	186
Total	$192,683	$104,582

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

For the year ended September 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$98,596
Class C	2,326
Class R	618
Class I	10,649
Class IS	90,935
Total	$203,124
6. Distributions to shareholders by class

	Year Ended September 30, 2025	Year Ended September 30, 2024
Net Investment Income:
Class A	$999,940	$925,870
Class C	9,303	6,504
Class R	3,625	2,907
Class I	152,356	464,676
Class IS	2,395,481	2,600,048
Total	$3,560,705	$4,000,005
Net Realized Gains:
Class A	$5,676,587	$49,172
Class C	109,929	1,225
Class R	23,965	178
Class I	748,896	20,862
Class IS	10,768,632	110,584
Total	$17,328,009	$182,021
7. Shares of beneficial interest
At September 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Transactions in shares of each class were as follows:

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	576,985	$12,196,808	513,581	$10,141,914
Shares issued on reinvestment	323,290	6,672,705	53,264	974,735
Shares repurchased	(594,696)	(12,529,041)	(760,649)	(14,965,277)
Net increase (decrease)	305,579	$6,340,472	(193,804)	$(3,848,628)
Class C
Shares sold	44,134	$904,741	19,027	$368,204
Shares issued on reinvestment	5,833	119,232	426	7,729
Shares repurchased	(17,556)	(363,826)	(63,023)	(1,173,323)
Net increase (decrease)	32,411	$660,147	(43,570)	$(797,390)
Class R
Shares sold	29,857	$629,949	2,395	$45,732
Shares issued on reinvestment	1,337	27,590	169	3,085
Shares repurchased	(9,637)	(198,417)	(1,745)	(32,102)
Net increase	21,557	$459,122	819	$16,715
Class I
Shares sold	209,366	$4,854,817	216,058	$4,304,809
Shares issued on reinvestment	43,623	901,252	26,002	475,831
Shares repurchased	(255,281)	(5,455,976)	(1,538,051)	(30,430,831)
Net increase (decrease)	(2,292)	$300,093	(1,295,991)	$(25,650,191)
Class IS
Shares sold	363,840	$7,623,195	2,774,481	$55,033,509
Shares issued on reinvestment	637,796	13,164,113	148,122	2,710,632
Shares repurchased	(2,236,720)	(50,026,671)	(1,814,132)	(38,214,229)
Shares redeemed in-kind	(5,913,339)	(123,943,591)	—	—
Net increase (decrease)	(7,148,423)	$(153,182,954)	1,108,471	$19,529,912
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

all or some portion of the year ended September 30, 2025. The following transactions were effected in such company for the year ended September 30, 2025.

	Affiliate Value at September 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,343,826	$18,735,316	18,735,316	$19,444,397	19,444,397

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$38,195	—	$634,745
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended September 30, 2025.
10. Redemptions in-kind
The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the year ended September 30, 2025, the Fund had redemptions in-kind with total proceeds in the amount of $123,943,591. The net realized gains on these redemptions in-kind amounted to $39,711,299, which was not realized for tax purposes. For the year ended September 30, 2024, the Fund had no redemptions in-kind.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended September 30, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$5,066,237	$4,000,005
Net long-term capital gains	15,822,477	182,021
Total distributions paid	$20,888,714	$4,182,026
As of September 30, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$1,107,168
Undistributed long-term capital gains — net	8,340,523
Total undistributed earnings	$9,447,691
Unrealized appreciation (depreciation)(a)	27,692,935
Total distributable earnings (loss) — net	$37,140,626

(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between the book and tax cost basis in certain investments.

12. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
13. Subsequent event
Subsequent to the year ended September 30, 2025, shareholder redemptions from Class I shares exceeded 50% of Class I net assets as of September 30, 2025.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Global Asset Management Trust and Shareholders of BrandywineGLOBAL — Diversified US Large Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BrandywineGLOBAL —  Diversified US Large Cap Value Fund (one of the funds constituting Legg Mason Global Asset Management Trust, referred to hereafter as the “Fund”) as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
November 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2025:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$22,434,321
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$3,352,683
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$3,440,217
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$1,509,151

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
BrandywineGLOBAL — Diversified US Large Cap Value Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Global Asset Management Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to BrandywineGLOBAL – Diversified US Large Cap Value Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Brandywine Global Investment Management, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Adviser, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Adviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Adviser pursuant to the Sub-Advisory Agreement.
Board approval of management agreement and sub-advisory agreement
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Manager and Sub-Adviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Adviser in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Adviser, and of the undertakings required of the Manager and Sub-Adviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Sub-Adviser’s risk management processes.
BrandywineGLOBAL — Diversified US Large Cap Value Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Adviser. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Adviser regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as multi-cap value funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2024 was above the median performance of the funds in the Performance Universe for each of the periods.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid

BrandywineGLOBAL — Diversified US Large Cap Value Fund

by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Adviser, respectively. The Board also noted that the compensation paid to the Sub-Adviser is the responsibility and expense of the Manager, not the Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Adviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts, retail managed accounts, and third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of the Sub-Adviser and the amount of the management fee retained by the Manager after payment of the sub-advisory fee, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of funds consisting of 14 multi-cap value funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of multi-cap value funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was approximately equivalent to the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was below the median of management fees paid by the funds in the Expense Group and
BrandywineGLOBAL — Diversified US Large Cap Value Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group and above the median of the actual total expense ratios of the funds in the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2026.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.
Other benefits to the manager and the sub-adviser
The Board considered other benefits received by the Manager, the Sub-Adviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.

BrandywineGLOBAL — Diversified US Large Cap Value Fund

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Adviser to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Adviser and their affiliates received were reasonable.
BrandywineGLOBAL — Diversified US Large Cap Value Fund

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

BrandywineGLOBAL —
Diversified US Large Cap Value Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Brandywine Global Investment Management, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
BrandywineGLOBAL — Diversified US Large Cap Value Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
BrandywineGLOBAL — Diversified US Large Cap Value Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Diversified US Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90756-AFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

 Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 25, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	November 25, 2025